Share Of Income / (Loss) Of Joint Ventures - Summary of Share of Income/ Loss of Joint Venture (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement [LineItems]
Revenue	€ 1,538	€ 1,474	€ 3,074	€ 2,860
Cost of sales	(1,356)	(1,300)	(2,748)	(2,549)
Selling and administrative expenses	(70)	(59)	(138)	(117)
Income from operations	69	129	149	150
Finance costs	(43)	(41)	(89)	(81)
Net income	€ 17	55	€ 41	31	€ 190
Constellium-Bowling Green [member]
Statement [LineItems]
Revenue		72		118
Cost of sales		(82)		(141)
Selling and administrative expenses		(2)		(5)
Income from operations		(12)		(28)
Finance costs		(5)		4
Net income		€ (17)		€ (24)